Contigencies	12 Months Ended
Mar. 31, 2018
Disclosure Of Contingencies [Abstract]
Contigencies
42)	CONTIGENCIES

MakeMyTrip Limited is a respondent in a Singapore International Arbitration Centre (SIAC) arbitration proceeding commenced by former shareholders of the Hotel Travel Group, which was acquired in November 2012. The dispute has arisen in connection with certain earn out provisions in the share purchase agreement dated September 26, 2012 between the Hotel Travel Group, its former shareholders and MakeMyTrip Limited, under which these former shareholders agreed to sell and transfer to MakeMyTrip Limited, the share capital of the Hotel Travel Group. The sum in dispute is approximately USD 35,000. As of date of this Annual Report, the arbitration remains pending. MakeMyTrip Limited will continue to defend vigorously against the claims, and in addition has also brought counterclaims in these proceedings against the former shareholders in connection with breaches of the share purchase agreement. MakeMyTrip Limited believes that it has a strong case in its favor based on its counsel’s opinion and no reserve is required to be set-up as at March 31, 2018.